Segment Reporting	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Reporting

Note 3 Segment Reporting

The Group has identiﬁed its operating segments based on the internal reports that are reviewed and used by the Executive Key Management Personnel (Chief Operating Decision Makers or “CODMs”) in assessing performance and determining the allocation of resources. The Group is managed primarily on an operational basis. Operating segments are determined on the basis of ﬁnancial information reported to the Board.

The CODMs have identiﬁed two operating segments: 1) Battery Materials, and 2) Battery Technology. The Battery Materials segment develops and manufactures battery anode materials, and the Battery Technology segment develops battery cell testing equipment, performs consulting services and carries out research and development in battery development (inclusive of cathode technology).

During the half-year, the Group completed the disposal of its Battery Technology Solutions (“BTS”) business. Accordingly, the BTS operating segment ceased to form part of the Group from the date of disposal. The results of the BTS segment up to the date of disposal are included in the segment information below and are presented as discontinued operations in the consolidated statement of profit or loss and other comprehensive income.

Basis of accounting for purposes of reporting by operating segments

a.
Accounting Policies Adopted

Unless stated otherwise, all amounts reported to the CODMs, are determined in accordance with accounting policies that are consistent with those adopted in the annual ﬁnancial statements of the Group.

b.
Segment Assets

Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

c.
Segment Liabilities

Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 3 Segment Reporting (continued)

d.
Unallocated Items

The following items for revenue, expenses, assets, and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment:

•
Interest income
•
Corporate administrative and other expenses
•
Income tax expense
•
Corporate share-based payment expenses
•
Corporate marketing and project development expenses
•
Corporate cash and cash equivalents
•
Corporate trade and other payables
•
Corporate trade and other receivables

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 3 Segment Reporting (continued)

Half-year ended June 30, 2026	Battery Materials	Battery Technology

Segment revenue	$-	$1,135,571
Other income	1,611,699	184,738
Total income	1,611,699	1,320,309
Product manufacturing and operating costs (exclusive of depreciation presented separately)	-	(364,282)
Administrative and other expenses	(5,760,191)	(384,938)
Depreciation and amortization expenses	(2,504,616)	(148,540)
Research and development costs	(3,697,915)	(74,421)
Gain on disposal of subsidiary	-	134,302
Employee benefits expense	(9,586,328)	(1,396,769)
Borrowing costs	(666,292)	(136,764)
Segment net loss before tax	$(20,603,643)	$(1,051,104)
Aggregated segment net loss before tax	$(21,654,747)
Other income	121,806
Other expenses	(765,724)
Administrative and other expenses	(469,357)
Employee benefits expense	(8,025)
Share based compensation	(876,387)
Borrowing costs	(2,448,588)
Loss on extinguishment of convertible notes	(2,483,120)
(Loss)/gain on fair value of derivative financial instruments	3,950,129
Net loss before tax	$(24,634,012)

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 3 Segment Reporting (continued)

Half-year ended June 30, 2025	Battery Materials	Battery Technology

Segment revenue	$-	$2,817,488
Other income	994,518	844,446
Total income	994,518	3,661,934
Product manufacturing and operating costs (exclusive of depreciation presented separately)	-	(643,479)
Administrative and other expenses	(6,014,414)	(612,190)
Depreciation and amortization expenses	(1,861,078)	(439,652)
Research and development costs	(1,838,149)	(186,059)
Employee benefits expense	(6,735,443)	(4,263,678)
Borrowing costs	(720,587)	(191,396)
Segment net loss before tax	$(16,175,153)	$(2,674,520)
Aggregated segment net loss before tax	$(18,849,673)
Interest income	521,675
Other income	-
Other expenses	1,568,121
Administrative and other expenses	(3,103,296)
Employee benefits expense	(2,196,502)
Share based compensation	(1,368,001)
Borrowing costs	(915,211)
(Loss)/gain on fair value of derivative financial instruments	4,207,340
Net loss before tax	$(20,135,547)

Segment assets
	Battery Materials	Battery Technology	Unallocated	Total
Jun 30, 2026	241,320,386	-	23,667,509	$264,987,895
Dec 31, 2025	261,763,504	7,964,870	13,190,895	$282,919,269

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 3 Segment Reporting (continued)

Segment liabilities
	Battery Materials	Battery Technology	Unallocated	Total
Jun 30, 2026	44,244,870	-	63,406,020	$107,650,890
Dec 31, 2025	44,838,601	7,964,870	68,444,726	$121,248,197

Geographical Segments

All segment activities for Battery Materials and Battery Technology are conducted in North America.